DISPOSAL OF TJBIO SHANGHAI (Tables)	9 Months Ended
Sep. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Summary of Reconciliation Amounts of Major Classes of Loss from Operations and Assets and Liabilities Classified as Discontinued Operations

The following is a reconciliation of the amounts of major classes of loss from operations classified as discontinued operations in the consolidated statements of comprehensive loss for the nine months ended September 30, 2024:

Nine Months Ended
September 30, 2024
Discontinued Operations:
Revenue	$—
Cost of revenues	—
Research and development expenses	(12,013)
Administrative expenses	3,331
Interest income	132
Other income, net	1,664
Equity in loss of affiliate	(12)
Net loss from discontinued operations	$(6,898)